Investments - Schedule of Minimum Future Contractual Rent to be Received Under Remaining Non-cancelable Term of Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
2018	$ 599,194
2019	587,493
2020	570,820
2021	542,899
2022	507,936
Thereafter	3,637,342
Total future minimum amortization	$ 6,445,684